UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/2005

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      10/24/2005
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $191,311


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                                    Lawson Kroeker Investment Management, Inc.
                                                     FORM 13F
                                                September 30, 2005

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER      VOTING  AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     1829  3560000  PRN     SOLE                  1945000           1615000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1076  2055000  PRN     SOLE                  1505000            550000
ABBOTT LABS                    COM              002824100     2473  58325.000 SH     SOLE                58175.000           150.000
ALBERTO-CULVER CO              COM              013068101     1381  30850.000 SH     SOLE                30850.000
ALCOA, INC                     COM              013817101      665  27225.000 SH     SOLE                27225.000
ALLIED CAPITAL CORP            COM              01903Q108     2905 101460.000 SH     SOLE                86460.000         15000.000
AMSOUTH BANCORP                COM              032165102      923  36540.000 SH     SOLE                36540.000
ANADARKO PETROLEUM CORP        COM              032511107     1590  16601.000 SH     SOLE                16601.000
APPLEBEE'S INTERNATIONAL INC   COM              037899101     1633  78915.000 SH     SOLE                78915.000
APTAR GROUP INC.               COM              038336103      862  17305.000 SH     SOLE                17305.000
AVERY DENNISON CORP            COM              053611109     3696  70543.000 SH     SOLE                49968.000         20575.000
BERKSHIRE HATHAWAY INC         COM              084670108     2624     32.000 SH     SOLE                   20.000            12.000
BERKSHIRE HATHAWAY INC CL B    COM              084670207      991    363.000 SH     SOLE                  363.000
BIOMET, INC.                   COM              090613100      635  18300.000 SH     SOLE                18300.000
BRITISH PETE PLC WT EXP 1/31/9 COM              055622104      480   6768.000 SH     SOLE                 6768.000
BURLINGTON RES INC             COM              122014103     9540 117310.000 SH     SOLE                82810.000         34500.000
CATO CORP                      COM              149205106     5474 274666.500 SH     SOLE               203529.500         71137.000
CHEVRONTEXACO CORP             COM              166764100     6169  95296.000 SH     SOLE                59696.000         35600.000
CHICAGO BRIDGE & IRON          COM              167250109    12275 394810.000 SH     SOLE               281560.000        113250.000
CHOLESTECH CORP                COM              170393102     1434 142300.000 SH     SOLE                91400.000         50900.000
COLGATE PALMOLIVE CO           COM              194162103      519   9825.000 SH     SOLE                 9450.000           375.000
CONAGRA FOODS INC              COM              205887102      344  13904.000 SH     SOLE                13904.000
CORNING INC                    COM              219350105     5838 302001.000 SH     SOLE               198801.000        103200.000
EXXON MOBIL CORP               COM              30231G102      476   7485.000 SH     SOLE                 7485.000
FIDELITY NATIONAL FINANCIAL    COM              316326107     7575 170158.945 SH     SOLE               128395.195         41763.750
FISERV INC                     COM              337738108     1468  32000.000 SH     SOLE                32000.000
FORDING CANADIAN COAL TRUST    COM              345425102    10068 236510.000 SH     SOLE               205385.000         31125.000
FPL GROUP                      COM              302571104      274   5750.000 SH     SOLE                 5750.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     4586  94375.000 SH     SOLE                70900.000         23475.000
GALLAGHER, ARTHUR J & CO       COM              363576109     1913  66415.000 SH     SOLE                66415.000
GENCORP INC                    COM              368682100     2133 114350.000 SH     SOLE                63025.000         51325.000
GENERAL ELECTRIC CO            COM              369604103     1706  50671.000 SH     SOLE                50671.000
GPE BRUX LAMBERT               COM              7097328       3555  36295.000 SH     SOLE                35845.000           450.000
HOME DEPOT INC                 COM              437076102      999  26200.000 SH     SOLE                26200.000
HOUSTON EXPLORATION COMPANY    COM              442120101     6881 102315.000 SH     SOLE                76490.000         25825.000
INCO LTD                       COM              453258402     6173 130370.000 SH     SOLE                89045.000         41325.000
JOHNSON & JOHNSON              COM              478160104      242   3825.000 SH     SOLE                 3825.000
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     4314 185050.000 SH     SOLE               130825.000         54225.000
KAYDON CORP                    COM              486587108     1510  53150.000 SH     SOLE                53150.000
KINDER MORGAN INC              COM              49455P101     1722  17905.000 SH     SOLE                17905.000
L-3 COMMUNICATIONS HLDGS, INC  COM              502424104     1761  22270.000 SH     SOLE                22270.000
LABORATORY CORP OF AMERICA     COM              50540R409     4276  87775.000 SH     SOLE                64775.000         23000.000
LIBERTY MEDIA CO               COM              530718105      313  38925.000 SH     SOLE                38925.000
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106     7238 183715.000 SH     SOLE               142530.000         41185.000
NATIONAL FUEL GAS COMPANY      COM              636180101      245   7150.00  SH     SOLE                 7150.000
NDC HEALTH                     COM              639480102     3023 159790.000 SH     SOLE                98190.000         61600.000
NEWMONT MNG CORP               COM              651639106     7170 151995.000 SH     SOLE               100695.000         51300.000
NEXEN INC                      COM              65334H102     5056 106075.000 SH     SOLE                61075.000         45000.000
NISOURCE INC.                  COM              65473P105      263  10834.000 SH     SOLE                10834.000
OMNICARE INC                   COM              681904108     2540  45175.000 SH     SOLE                28175.000         17000.000
PEABODY ENERGY CORP            COM              704549104     8471 100425.000 SH     SOLE                64175.000         36250.000
PENGROWTH ENERGY TRUST CL A    COM              706902301     2036  80075.000 SH     SOLE                77925.000          2150.000
PERFORMANCE FOOD GROUP         COM              713755106     4647 147380.000 SH     SOLE               118580.000         28800.000
PFIZER INC.                    COM              717081103     2852 114211.000 SH     SOLE                92211.000         22000.000
PLUM CREEK TIMBER              COM              729251108     6124 161550.000 SH     SOLE               120375.000         41175.000
PRUDENTIAL FINANCIAL INC       COM              744320102      202   2983.000 SH     SOLE                 2983.000
REYNOLDS & REYNOLDS CO         COM              761695105      207   7550.000 SH     SOLE                 7550.000
ROYAL DUTCH SHELL PLC ADR      COM              780259206     1175  17900.000 SH     SOLE                17900.000
S&P 500 DEPOSITORY RECEIPTS    COM              78462F103      618   5025.000 SH     SOLE                 5025.000
SENSE TECHNOLOGIES INC         COM              816923106        5  10000.000 SH     SOLE                10000.000
UNION PACIFIC CORP             COM              907818108      208   2900.000 SH     SOLE                 2900.000
VIACOM INC. - CLASS B          COM              925524308     1602  48536.000 SH     SOLE                47557.000           979.000
VULCAN MATERIALS               COM              929160109     3903  52595.000 SH     SOLE                27595.000         25000.000
WINNEBAGO INDUSTRIES           COM              974637100     3116 107560.000 SH     SOLE                76685.000         30875.000
WYETH                          COM              983024100      509  11000.000 SH     SOLE                10800.000           200.000
iShares MSCI JAPAN INDEX FUND  COM              464286848     2806 230150.000 SH     SOLE               227100.000          3050.000
               Total                                       191,311